Other Liabilities - Schedule of Other Liabilities (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Accounts payable	CAD 1,972,000,000	CAD 2,739,000,000
Bank overdrafts and cash pooling	140,000,000	189,000,000
Repurchase agreements	1,976,000,000	1,789,000,000
Accrued expenses and taxes	2,927,000,000	2,884,000,000
Borrowed funds	227,000,000	274,000,000
Senior financing	1,905,000,000	2,034,000,000
Accrued benefit liability	710,000,000	631,000,000
Secured borrowings from mortgage securitization	1,355,000,000	1,141,000,000
Other	775,000,000	718,000,000
Total other liabilities	11,987,000,000	CAD 12,399,000,000
Borrowed Funds
Disclosure of detailed information about borrowings [line items]
Foreign exchange rate movements	(2,000,000)
Net cash flow changes	(45,000,000)
Variable Principal Floating Rate Certificate
Disclosure of detailed information about borrowings [line items]
Foreign exchange rate movements	(129,000,000)
Net cash flow changes	CAD 0